SHARE CAPITAL	12 Months Ended
Dec. 31, 2015
SHARE CAPITAL [Text Block]
9.	SHARE CAPITAL

a)	Authorized Share Capital

The authorized share capital of the Company consists of 500,000,000 common shares with a par value of $0.0001 per share. Each common share entitles the holder to one vote and no holder of the common shares shall be entitled to any right of cumulative voting.

b)	Issued Share Capital

On January 29, 2014, the Company closed a non-brokered private placement of 7,500,000 units at a price of $0.0474 (Cdn$0.0525) per unit for gross proceeds of $355,596 (Cdn$393,750). Each such unit was comprised of one common share of the Company and one warrant of the Company, with each such warrant entitling the holder to purchase one common share of the Company at a price of $0.063 (Cdn$0.07) for a period of two years (see notes 9(d) and 11(d)). Arnold T. Kondrat, a director and currently Chief Executive Officer and President of the Company, was the purchaser of all of the said units.

On February 20, 2014, the Company closed a non-brokered arm’s length private placement of 2,000,000 units at a price of $0.068 (Cdn$0.075) per unit for gross proceeds of $135,150 (Cdn$150,000). Each such unit was comprised of one common share of the Company and one-half of one warrant of the Company, with each full warrant entitling the holder to purchase one common share of the Company at a price of $0.0901 (Cdn$0.10) for a period of two years (see notes 9(d) and 11(d)).

On August 27, 2014, the Company closed a non-brokered private placement of 3,000,000 units of the Company at a price of $0.056 (Cdn$0.06) per unit for gross proceeds of $163,926 (Cdn$180,000). Each such unit was comprised of one common share of the Company and one-half of one warrant of the Company, with each full warrant entitling the holder to purchase one common share of the Company at a price of $0.07 (Cdn$0.075) for a period of two years (see notes 9(d) and 11(d)). Arnold T. Kondrat, a director and Chief Executive Officer and President of the Company, was the purchaser of all of said units.

On October 3, 2014, the Company closed a non-brokered private placement of 5,000,000 units of the Company at a price of $0.089 (Cdn$0.10) per unit for gross proceeds to the Company of $447,254 (Cdn$500,000). Each such unit was comprised of one common share of the Company and one-half of one warrant of the Company, with each full warrant entitling the holder to purchase one common share of the Company at a price of $0.13 (Cdn$0.15) for a period of one year (see notes 9(d) and 11(d)). A director of the Company purchased 1,000,000 of the said units and an officer of the Company purchased 500,000 of the said units.

On May 6, 2015, the Company closed a non-brokered private placement of 15,000,000 units of the Company at a price of $0.05 (Cdn$0.06) per unit for gross proceeds of $749,430 (Cdn$900,000). Each such unit was comprised of one common share of the Company and one-half of one warrant of the Company, with each full warrant entitling the holder to purchase one common share of the Company at a price of $0.083 (Cdn$0.10) for a period of two years (see notes 9(d) and 11(d)). Directors and officers of the Company purchased 10,100,000 of the said units.

As of December 31, 2015, the Company had outstanding 95,253,840 (December 31, 2014 – 80,253,840) common shares.

c)	Stock-Based Compensation

On December 14, 2011, the Company established a new stock option plan (the “New Plan”). In establishing the New Plan, the Company’s board of directors also provided that no additional awards will be made under the Company’s 2010 Performance and Equity Incentive Plan (the “2010 Plan”) and terminated the 2010 Plan effective upon the exercise, expiry, termination or cancellation of all of the outstanding stock options that were granted under the 2010 Plan. Stock options may be granted under the New Plan from time to time by the board of directors of the Company to such directors, officers, employees and consultants of the Company or a subsidiary of the Company, and in such numbers, as are determined by the board at the time of the granting of the stock options. The number of common shares of the Company reserved from time to time for issuance to optionees pursuant to stock options granted under the New Plan shall not exceed 11,000,000 common shares. The exercise price of each stock option granted under the New Plan shall be determined in the discretion of the board of directors of the Company at the time of the granting of the stock option, provided that the exercise price shall not be lower than the last closing price of the Company’s common shares on the TSX Venture Exchange prior to the date the stock option is granted.

On May 23, 2014, 1,680,000 stock options were granted under the New Plan. Each such stock option entitles the holder to purchase one common share of the Company at a purchase price of $0.14 (Cdn$0.15) for a period of 5 years. The options vest at a rate of 25% on each six-month anniversary of the grant date.

The following table summarizes the stock option information for the years ended December 31, 2015, 2014 and 2013:

				Weighted
		Weighted		average
		average	Weighted	remaining
	Number of	exercise price	average fair	contractual life
	options	($Cdn)	value ($Cdn)	(in years)
Opening Balance, January 1, 2013	1,825,000	0.90	0.85
Forfeited	(400,000)	0.88	0.70
Closing Balance, December 31, 2013	1,425,000	0.90	0.89	2.13
Granted	1,680,000	0.15	0.06
Forfeited	(675,000)	0.75	0.92
Closing Balance, December 31, 2014	2,430,000	0.42	0.31	3.40
Expired	(300,000)	0.75	1.30
Closing Balance, December 31, 2015	2,130,000	0.38	0.17	2.85

December 31, 2015
Vested	1,722,500	0.43	0.19	2.72
Unvested	407,500	0.15	0.06	3.39

December 31, 2014
Vested	1,207,500	0.70	0.56	2.39
Unvested	1,222,500	0.15	0.06	4.39

During the year ended December 31, 2015, the Company recognized as stock-based compensation expense (included in general and administrative expenses) $28,600 (2014 - $64,171 of which $3,196 was reflected in loss from discontinued operations; 2013 – $190,292 with 112,033 reflected in loss from discontinued operations). This amount was credited accordingly to additional paid-in capital in the balance sheet. As at December 31, 2015, the unrecognized stock based compensation expense is $3,394 with a weighted average life of 3.39 years (December 31, 2014 - $40,441, 3.55 years).

The Black-Scholes option-pricing model is used to estimate values of all stock options granted based on the following assumptions for the options granted in 2014:

(i)

Risk-free interest rate: 1.57%, which is based on the Bank of Canada benchmark bonds, average yield 5 year rate in effect at the time of grant for bonds with maturity dates at the estimated term of the options

(ii)	Expected volatility: 102.04%, which is based on the Company’s historical stock prices
(iii)	Expected life: 5 years
(iv)	Expected dividends: $Nil

d)	Canadian Dollar Common Share Purchase Warrants

As at December 31, 2015, the Company had outstanding and exercisable Canadian dollar common share purchase warrants entitling the holders to purchase a total of 17,500,000 common shares of the Company (December 31, 2014 – 12,500,000), as set out in the following table:

					Remaining
	Number of	$	U.S. Exercice	Exercise period	contractual life
Issue Date	shares issuable		price	(months)	(months)
January 29, 2014 (1)	7,500,000		$0.063	24	1
February 20, 2014 (2)	1,000,000		$0.090	24	2
August 27, 2014 (3)	1,500,000		$0.070	24	8
May 6, 2015 (4)	7,500,000		$0.083	24	16
	17,500,000

(1)	The exercise price for the Canadian dollar common share purchase warrants is Cdn$0.07 for one share and converted at day of issue.
(2)	The exercise price for the Canadian dollar common share purchase warrants is Cdn$0.10 for one share and converted at day of issue.
(3)	The exercise price for the Canadian dollar common share purchase warrants is Cdn$0.075 for one share and converted at day of issue.
(4)	The exercise price for the Canadian dollar common share purchase warrants is Cdn$0.10 for one share and converted at day of issue.

As of December 31, 2015, the weighted average fair value per Canadian dollar common share purchase warrants was $0.001 (December 31, 2014 - $0.057) .

The Black-Scholes option-pricing model was used to estimate values of the Canadian dollar common share purchase warrants granted based on the following assumptions:

(i)

Risk-free interest rate: 0.41% - 0.59%, which is based on the Bank of Canada benchmark bonds, yield 2 year rate in effect at the time of grant for bonds with maturity dates at the estimated term of the warrants

(ii)	Expected volatility: 74% - 115%, which is based on the average of the Company’s selected peers historical stock prices
(iii)	Expected life: up to 2 years
(iv)	Expected dividends: $Nil

During the year ended December 31, 2015, $755,862 was recorded as a gain on the revaluation for the derivative financial instruments. During the year ended December 31, 2014, $26,456 was recorded as a loss on initial recognition of the issuance of warrants and $132,195 was recorded as a gain on the subsequent revaluation for the derivative financial instruments.

				Fair Value at		Fair Value at
	Number of	Fair value on	Gain/loss on	December 31,	Gain/loss on	December 31,
Issue date	warrants	issuance	derivatives	2014	derivatives	2015
January 29, 2014	7,500,000	$381,334	(25,759)	$355,575	(355,575)	$-
February 20, 2014	1,000,000	$53,790	(15,172)	$38,618	(38,618)	$-
August 27, 2014	1,500,000	$74,313	15,033	$89,345	(88,001)	$1,344
October 03, 2014	2,500,000	$132,804	(106,297)	$26,507	(26,507)	$-
May 06, 2015	7,500,000	$256,680	-	$-	(247,161)	$9,519
	20,000,000	$898,921	(132,195)	$510,045	(755,862)	$10,863

e)	Loss Per Share

Basic and diluted loss per share was calculated on the basis of the weighted average number of common shares outstanding for the year ended December 31, 2015, amounting to 90,116,854 common shares (year ended December 31, 2014 – 73,633,292 and year ended December 31, 2013 – 62,753,840). 2,130,000 stock options (2014 - 2,430,000 and 2013 – 1,425,000) and 17,500,000 warrants (2014 – 12,500,000 and 2013 – nil) were not included in the weighted average number of diluted common shares outstanding as they were anti-dilutive.